Other non-current assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Long-term wireless device financing plan receivables	$ 401	$ 386
Long-term receivables	331	255
Derivative assets	116	233
Publicly-traded and privately-held investments	587	215
Investments	216	184
Other	63	82
Total other non-current assets	$ 1,714	$ 1,355